Segment Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Long-lived assets, Total	$ 3,281	$ 3,117
Long-lived intangible assets from acquisition goodwill	1,497	1,518
U.S.
Segment Reporting Information [Line Items]
External sales	2,104	1,920	1,651
Long-lived assets, Total	1,812	1,774
Exports from U.S. to other Regions
Segment Reporting Information [Line Items]
External sales	$ 574	$ 535	$ 431
GM
Segment Reporting Information [Line Items]
Percentage of sales to individuals	15.00%	15.00%	14.00%
Renault
Segment Reporting Information [Line Items]
Percentage of sales to individuals	11.00%	12.00%	13.00%
Ford
Segment Reporting Information [Line Items]
Percentage of sales to individuals	11.00%	10.00%